Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Hedging liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	$ 119,193	$ 68,187
Fair value of hedging derivative liabilities	19,078	7,523
Total Derivative Liabilities, Nominal	4,530,901	4,201,392
Total Derivative Liabilities, Fair Value	305,189	152,004
Cash flow hedges
Hedging derivative liabilities
Fair value of hedging derivative liabilities	2,474	2,217
Fair value hedges
Hedging derivative liabilities
Fair value of hedging derivative liabilities	16,604	5,306
Forward rate agreements | Cash flow hedges | Currency risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	18,622	10,698
Fair value of hedging derivative liabilities	569	409
IRS | Cash flow hedges | Interest rate risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	11,311	11,311
Fair value of hedging derivative liabilities	365	118
IRS | Fair value hedges | Interest rate risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	49,380	3,600
Fair value of hedging derivative liabilities	4,361	246
Currency swaps | Cash flow hedges | Currency risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	4,958	10,704
Fair value of hedging derivative liabilities	1,540	1,690
Currency swaps | Fair value hedges | Currency risk
Hedging derivative liabilities
Nominal amount of hedging derivative liabilities	34,922	31,874
Fair value of hedging derivative liabilities	$ 12,243	$ 5,060